Securities (Investments' Gross Unrealized Losses and Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value	$ 30,250	$ 107,091
Less than 12 Months, Unrealized Losses	(226)	(3,984)
12 Months or More, Fair Value	46,878	12,638
12 Months or More, Unrealized Losses	(1,181)	(821)
Total, Fair Value	77,128	119,729
Total, Unrealized Losses	(1,407)	(4,805)
Impairment of Investments	0
U.S. Government Agencies [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value	4,965	32,481
Less than 12 Months, Unrealized Losses	(17)	(990)
12 Months or More, Fair Value	15,051	932
12 Months or More, Unrealized Losses	(339)	(68)
Total, Fair Value	20,016	33,413
Total, Unrealized Losses	(356)	(1,058)
States and political subdivisions [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value	3,195	26,281
Less than 12 Months, Unrealized Losses	(20)	(1,415)
12 Months or More, Fair Value	4,633	4,228
12 Months or More, Unrealized Losses	(83)	(379)
Total, Fair Value	7,828	30,509
Total, Unrealized Losses	(103)	(1,794)
Corporate obligations [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value	0	1,145
Less than 12 Months, Unrealized Losses	0	(40)
12 Months or More, Fair Value	1,144	0
12 Months or More, Unrealized Losses	(11)	0
Total, Fair Value	1,144	1,145
Total, Unrealized Losses	(11)	(40)
Mortgage-backed securities-government sponsored entities [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value	22,090	47,014
Less than 12 Months, Unrealized Losses	(189)	(1,524)
12 Months or More, Fair Value	26,050	7,478
12 Months or More, Unrealized Losses	(748)	(374)
Total, Fair Value	48,140	54,492
Total, Unrealized Losses	(937)	(1,898)
Equity securities-financial services [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value	0	170
Less than 12 Months, Unrealized Losses	0	(15)
12 Months or More, Fair Value	0	0
12 Months or More, Unrealized Losses	0	0
Total, Fair Value	0	170
Total, Unrealized Losses	$ 0	$ (15)
Total Debt Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year	25
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year	51